Receivables (Schedule Of Receivables Based On Year Of Origination) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Document Fiscal Year Focus	2018
Allowance for loan losses	$ 0	$ 0
Mortgage loans held for investment, less allowance for loan losses of $0,0	21,396	21,271
H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	48,018	31,394
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	45,359	27,996
Year Of Origination 2018 [Member] | H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	25,835	10,160
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	25,835	10,160
Year Of Origination 2018 [Member] | Instant Cash Back® receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	31,900
Year Of Origination 2015 [Member] | H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	3,955	4,527
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	3,955	4,527
Year Of Origination 2015 [Member] | Instant Cash Back® receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	500
Year Of Origination 2014 and prior | H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	4,502	2,709
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	4,502	2,709
Year Of Origination 2014 and prior | Instant Cash Back® receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	700
Revolving loans | H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	13,726	13,998
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	11,067	10,600
H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (26,622)	$ (10,123)